Expense Example - Tradr 2X Long XNDU Daily ETF - Tradr 2X Long XNDU Daily ETF	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 152
Expense Example, with Redemption, 3 Years	$ 471